Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2022
Text Block [Abstract]
Disclosure of Warrants Transactions
Warrant transactions for the nine months ended September 30, 2022, are as follows:

	Number of Pre- Funded Warrants	Weighted Average Exercise Price	Number of Common Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2021:

Issued	3,880,000	$0.0001	7,760,000	$1.41
Forfeited/canceled	—	—	—	—
Exercised	3,880,000	$0.0001	—

Outstanding as of September 30, 2022:	—	—	7,760,000	$1.41

Exercisable as of September 30, 2022:	—	—	7,760,000	$1.41